Stockholders' equity - Summary of the changes in the warrant liability (Detail)	6 Months Ended
Jun. 30, 2026 USD ($)
Stockholders' Equity Note [Abstract]
Balance as of December 31, 2025	$ 29,161
Change in fair value of warrants	2,030,240
Exercise of warrants	(712,166)
Balance as of June 30, 2026	$ 1,347,235